Net Loss per Common Unit (Tables)	9 Months Ended
Sep. 30, 2017
Earnings Per Share [Abstract]
Schedule of Net Loss per Common Unit
The following table (in millions, except per unit data) provides a reconciliation of net income (loss) and the allocation of net income (loss) to the common units, the subordinated units and the general partner units for purposes of computing net loss per unit.

		Limited Partner Units
	Total	Common Units	Class B Units	Subordinated Units	General Partner Units
Three Months Ended September 30, 2017
Net income	$23
Declared distributions	217	153	—	60	4
Amortization of beneficial conversion feature of Class B units	—	(288)	974	(686)	—
Assumed allocation of undistributed net loss	$(194)	(137)	—	(53)	(4)
Assumed allocation of net income		$(272)	$974	$(679)	$—

Weighted average units outstanding		247.2	50.6	135.4
Net loss per unit (1)		$(1.10)		$(5.02)

Three Months Ended September 30, 2016
Net loss	$(82)
Declared distributions	24	24	—	—	—
Amortization of beneficial conversion feature of Class B units	—	(9)	30	(21)	—
Assumed allocation of undistributed net loss	$(106)	(30)	—	(73)	(3)
Assumed allocation of net loss		$(15)	$30	$(94)	$(3)

Weighted average units outstanding		57.1	145.3	135.4
Net loss per unit (1)		$(0.27)		$(0.70)

Nine Months Ended September 30, 2017
Net income	$116
Declared distributions	267	202	—	60	5
Amortization of beneficial conversion feature of Class B units	—	(594)	2,004	(1,410)	—
Assumed allocation of undistributed net loss	$(151)	(107)	—	(41)	(3)
Assumed allocation of net income		$(499)	$2,004	$(1,391)	$2

Weighted average units outstanding		121.2	113.4	135.4
Net loss per unit (1)		$(4.12)		$(10.28)

Nine Months Ended September 30, 2016
Net loss	$(257)
Declared distributions	74	73	—	—	1
Amortization of beneficial conversion feature of Class B units	—	(9)	30	(21)	—
Assumed allocation of undistributed net loss	$(331)	(96)	—	(228)	(7)
Assumed allocation of net loss		$(32)	$30	$(249)	$(6)

Weighted average units outstanding		57.1	145.3	135.4
Net loss per unit		$(0.56)		$(1.84)

(1)	Earnings per unit in the table may not recalculate exactly due to rounding because it is calculated based on whole numbers, not the rounded numbers presented.